STARBOARD INVESTMENT TRUST
116 South Franklin Street
Post Office Box 69
Rocky Mount, North Carolina 27802
252-972-9922

October 29, 2012

VIA EDGAR

==========

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, DC  20549

RE:
Starboard Investment Trust (File Nos.  333-159484 and 811-22298), preliminary proxy materials filed pursuant to Rule 14a-6 under the Securities Exchange Act of 1934 on behalf of the ISM Global Alpha Tactical Fund and ISM Dividend Income Fund.

Ladies and Gentlemen:

Pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, as amended, enclosed please find preliminary proxy materials for the ISM Global Alpha Tactical Fund and the ISM Dividend Income Fund, each a series of the Starboard Investment Trust.  This preliminary filing includes a notice for the Special Meeting of Shareholders, the proxy statement, and the form of proxy to be sent to shareholders of the Funds in connection with a Special Meeting of Shareholders scheduled to be held on November 20, 2012.

If you have any questions or comments, please call the undersigned at (252) 972-9922, extension 249.  Thank you for your consideration.

Sincerely,
Starboard Investment Trust

/s/ A. Vason Hamrick

A. Vason Hamrick
Secretary

cc:	Terrence O. Davis
Thompson Hine LLP
1919 M Street, N.W.
Suite 700
Washington, DC 20036-1600